STOCK OPTIONS AND WARRANTS (Schedule of Fair Value of Options Assumptions) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility, minimum	45.99%	54.75%	69.20%	104.70%
Expected stock price volatility, maximum	93.39%	64.15%	112.58%	107.92%
Expected life in years, BSM Inputs	1 year
Risk free interest rate, minimum	0.38%	0.39%	0.39%	0.89%
Risk free interest rate, maximum	1.39%	0.87%	2.06%	2.95%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years, BSM Inputs	3 years	3 years	3 years	2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years, BSM Inputs	5 years	4 years	5 years	5 years